Long-Term Debt - Disclosure of the Movement of the Corporation's Long-Term Debt Balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Long Term Debt [Line Items]
Opening Balance	$ 2,358,569	$ 2,428,579
Adjustment on adoption of IFRS 9	(43,894)
New debt	6,140,440	103,973
Debt repayments	(2,969,067)	(243,886)
Adjustments to amortized cost *	(162,193)	(4,735)
Interest Accretion **	169,143	18,267
Translation	(46,040)	56,371
Closing	5,446,958	2,358,569
Revolving Credit Facilities
Disclosure Of Long Term Debt [Line Items]
New debt	100,000
Debt repayments	(100,000)
Adjustments to amortized cost *	(699)
Interest Accretion **	699
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
New debt	3,575,000
Debt repayments	(17,875)
Adjustments to amortized cost *	(85,101)
Interest Accretion **	7,799
Closing	3,479,823
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
New debt	999,535
Adjustments to amortized cost *	(23,823)
Interest Accretion **	1,365
Translation	(25,097)
Closing	951,980
Senior Notes
Disclosure Of Long Term Debt [Line Items]
New debt	1,000,000
Adjustments to amortized cost *	(20,992)
Interest Accretion **	1,000
Closing	980,008
Loan Payable to Non-controlling Interests
Disclosure Of Long Term Debt [Line Items]
New debt	52,357
Debt repayments	(6,167)
Adjustments to amortized cost *	(8,517)
Translation	(2,526)
Closing	35,147
Previous USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Opening Balance	1,848,397	1,965,928
Adjustment on adoption of IFRS 9	(46,894)
New debt	268,921
Debt repayments	(2,164,575)	(125,442)
Adjustments to amortized cost *	(17,984)	(3,906)
Interest Accretion **	112,135	11,817
Closing		1,848,397
Previous EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Opening Balance	453,540	296,198
Adjustment on adoption of IFRS 9	(30,725)
New debt	144,627	103,973
Debt repayments	(585,450)	(3,444)
Adjustments to amortized cost *	(5,077)	(829)
Interest Accretion **	41,502	1,271
Translation	(18,417)	56,371
Closing		453,540
USD Second Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Opening Balance	56,632	166,453
Adjustment on adoption of IFRS 9	33,725
Debt repayments	(95,000)	(115,000)
Interest Accretion **	$ 4,643	5,179
Closing		$ 56,632